Loans (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) Companies	Dec. 31, 2014 USD ($) Companies	Dec. 31, 2013 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	$ 344,881,000	$ 309,449,000
Less: Net deferred loan (fees) costs	305,000	277,000
Allowance for loan losses	(3,634,000)	(3,595,000)	$ (3,905,000)
Loans, net	$ 341,552,000	$ 306,131,000
Number Of Mortgage Companies | Companies	37	29
Mortgage Warehouse Loans Originated	$ 3,633,087,000	$ 2,195,170,000
Mortgage Warehouse Loans Sold	3,529,726,000	2,178,953,000
Interest and Fee Income, Loans and Leases	15,476,000	14,065,000
Wire Transfer Fees	390,000	249,000
Loans and Leases Receivable, Fees Earned but Excluded from Yield	203,000	112,000
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	154,830,000	118,312,000
Allowance for loan losses	(2,440,000)	(2,116,000)	(2,725,000)
Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	40,478,000	39,317,000
Allowance for loan losses	(591,000)	(676,000)	(458,000)
Mortgage Warehouse [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	128,902,000	132,636,000
Allowance for loan losses	(460,000)	(654,000)	(508,000)
Residential Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	3,301,000	1,664,000
Allowance for loan losses	(4,000)	(4,000)	0
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	13,990,000	13,195,000
Allowance for loan losses	(93,000)	(90,000)	(111,000)
Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	3,380,000	4,325,000
Allowance for loan losses	(46,000)	(55,000)	$ (83,000)
Mortgage Warehouse [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest and Fee Income, Loans and Leases	4,954,000	4,555,000
Interest And Fee Income On Loans	1,133,000	695,000
Wire Transfer Fees	364,000	223,000
Loans and Leases Receivable, Fees Earned but Excluded from Yield	109,000	$ 0
Participated Loans, Outstanding Balance	101,000,000
Participated Loans, Lines of Credit Available	$ 14,000,000